SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 11,944	$ 12,634	$ 12,789	$ 12,237	$ 12,061	$ 10,991	$ 10,554	$ 10,124	$ 49,604	$ 43,730	$ 36,264
Cost of sales	10,098	10,456	10,540	9,980	10,322	8,979	8,703	8,346	41,074	36,350	30,053
Gross margin	1,846	2,178	2,249	2,257	1,739	2,012	1,851	1,778	8,530	7,380
Restructuring, goodwill impairment and asset related charges - net	46	48	40	87	2,634	117	(12)	0	221	2,739	579
Integration and separation costs	380	313	262	224	263	290	136	109	1,179	798	349
Income from continuing operations, net of tax	491	714	810	925	(3,218)	505	812	614	2,940	(1,287)	1,478
Income from discontinued operations, net of tax	432	335	554	514	737	296	548	301	1,835	1,882	2,926
Net income (loss)	923	1,049	1,364	1,439	(2,481)	801	1,360	915	4,775	595	4,404
Net income (loss) attributable to Dow Inc. and The Dow Chemical Company	$ 891	$ 1,013	$ 1,333	$ 1,404	$ (2,524)	$ 779	$ 1,322	$ 888	4,641	465	3,978
Net income attributable to The Dow Chemical Company									$ 4,641	$ 465	$ 4,318
Earnings (loss) per common share from continuing operations - basic	$ 0.63	$ 0.91	$ 1.05	$ 1.21	$ (4.36)	$ 0.64	$ 1.04	$ 0.81	$ 3.80	$ (1.88)	$ 1.57
Earnings (loss) per common share from continuing operations - diluted	$ 0.63	$ 0.91	$ 1.05	$ 1.21	$ (4.36)	$ 0.64	$ 1.03	$ 0.80	$ 3.80	$ (1.88)	$ 1.55